Note 22 - Financial Information of Colony Bankcorp, Inc. (Parent Only)	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE
22
.
Financial Information of Colony Bankcorp, Inc. (Parent Only)

The parent company’s balance sheets as of
December 31, 2019
and
2018
and the related statements of operations and comprehensive income (loss) and cash flows for each of the years in the three
-year period then ended are as follows:

COLONY BANKCORP, INC. (PARENT ONLY) BALANCE SHEETS DECEMBER 31 (DOLLARS IN THOUSANDS)

	2019	2018
ASSETS

Cash	$2,049	$937
Premises and equipment, net	1,171	1,198
Investment in subsidiaries	165,836	117,743
Other	483	236
Total Assets	$169,539	$120,114

LIABILITIES AND STOCKHOLDERS’ EQUITY

Liabilities
Other borrowed money	$14,563	$-
Other	241	193
Subordinated debt	24,229	24,229
Total Liabilities	$39,033	$24,422

Stockholders’ Equity
Common stock, par value $1; 20,000,000 shares authorized, 9,498,783 and 8,439,258 shares issued and outstanding as of December 31, 2019 and 2018, respectively	9,499	8,445
Paid-in capital	43,667	25,978
Retained earnings	76,978	69,459
Accumulated other comprehensive income (loss), net of tax	362	(8,190)
Total Stockholder’s Equity	130,506	95,692
Total Liabilities and Stockholders’ Equity	$169,539	$120,114

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31
(DOLLARS IN THOUSANDS)

	2019	2018
Income
Dividends from subsidiaries	$6,731	$8,329
Management fees	750	601
Other	18	106
Total income	7,499	9,036

Expenses
Interest	1,541	972
Salaries and employee benefits	1,097	1,084
Other	1,262	691
Total expenses	3,899	2,747

Income before income taxes and equity in undistributed earnings of subsidiaries	3,600	6,289

Income tax benefit	639	422

Income before equity in undistributed earnings of subsidiaries	4,239	6,711

Equity in undistributed earnings of subsidiaries	5,972	5,206

Net income	$10,211	$11,917

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31
(DOLLARS IN THOUSANDS)

	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$10,211	$11,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	81	85
Share-based compensation expense	34	14
Equity in undistributed earnings of subsidiaries	(5,972)	(5,206)
Change in interest payable	21	3
Other	1,065	(240)
Net cash provided by operating activities	5,440	6,573

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of premises and equipment	(54)	(183)
Net cash and cash equivalents paid in acquisition	(16,145)	-
Net cash (used in) provided by investing activities	(16,199)	(183)

CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in other borrowed money	14,563	(1,500)
Dividends paid for common stock	(2,692)	(1,688)
Repurchase of warrants	-	(3,175)
Net cash (used in) provided by financing activities	11,871	(6,363)

Net increase (decrease) in cash and cash equivalents	1,112	27
Cash and cash equivalents at beginning of period	937	910
Cash and cash equivalents at end of period	$2,049	$937